Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets	¥ 353,824,625	¥ 331,753,283	¥ 305,228,899
Consolidated assets, Cash and due from banks	49,977,480	33,283,032
Consolidated assets, Interest-earning deposits in other banks	53,346,721	45,266,680
Consolidated assets, Trading account assets	44,444,379	47,504,058
Consolidated assets, Investment securities	57,244,496	43,751,242
Consolidated assets, Loans	114,370,472	117,377,199
Total liabilities	337,580,071	316,008,767
Consolidated liabilities, Deposits	229,206,936	203,954,528
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	18,128,416	18,847,661
Consolidated assets, Cash and due from banks	2,698	846
Consolidated assets, Interest-earning deposits in other banks	30,422	30,047
Consolidated assets, Trading account assets	959,001	695,069
Consolidated assets, Investment securities	1,727,292	1,804,459
Consolidated assets, Loans	15,247,928	16,072,595
Consolidated assets, All other assets	161,075	244,645
Total liabilities	594,819	598,152
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings	33,599	30,831
Consolidated liabilities, Long-term debt	457,763	465,352
Consolidated liabilities, All other liabilities	103,457	101,969
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets	26,249,510	25,725,510
Consolidated assets, Cash and due from banks	112,941	104,461
Consolidated assets, Interest-earning deposits in other banks	62,112	53,474
Consolidated assets, Trading account assets	964,893	705,661
Consolidated assets, Investment securities	2,246,853	2,094,026
Consolidated assets, Loans	22,678,094	22,502,475
Consolidated assets, All other assets	184,617	265,413
Total liabilities	25,821,760	25,108,870
Consolidated liabilities, Deposits	7,826,959	6,743,261
Consolidated liabilities, Other short-term borrowings	4,114,024	4,415,647
Consolidated liabilities, Long-term debt	11,605,353	11,839,934
Consolidated liabilities, All other liabilities	2,275,424	2,110,028
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	5,986,887	6,263,082
Consolidated assets, Cash and due from banks	109,439	102,781
Consolidated assets, Interest-earning deposits in other banks	40,061	31,625
Consolidated assets, Trading account assets	5,433	12,989
Consolidated assets, Investment securities	1,015,434	1,195,283
Consolidated assets, Loans	4,800,221	4,913,939
Consolidated assets, All other assets	16,299	6,465
Total liabilities	5,989,188	6,253,318
Consolidated liabilities, Other short-term borrowings	4,058,248	4,327,685
Consolidated liabilities, Long-term debt	1,461,043	1,478,921
Consolidated liabilities, All other liabilities	469,897	446,712
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	374,324	493,757
Consolidated assets, Interest-earning deposits in other banks	15,171	16,482
Consolidated assets, Trading account assets	240,327	314,074
Consolidated assets, Investment securities	41,512	34,121
Consolidated assets, All other assets	77,314	129,080
Total liabilities	15,039	15,817
Consolidated liabilities, Long-term debt	5,831	5,546
Consolidated liabilities, All other liabilities	9,208	10,271
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	175,630	204,047
Consolidated assets, Interest-earning deposits in other banks	2,058	2,658
Consolidated assets, Trading account assets	4,645
Consolidated assets, Loans	113,943	119,348
Consolidated assets, All other assets	54,984	82,041
Total liabilities	97,226	114,357
Consolidated liabilities, Long-term debt	84,973	112,474
Consolidated liabilities, All other liabilities	12,253	1,883
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	281,331	249,529
Consolidated assets, Cash and due from banks	3,179	1,330
Consolidated assets, Trading account assets	73,914	42,052
Consolidated assets, Investment securities	118,199	118,776
Consolidated assets, Loans	85,782	86,859
Consolidated assets, All other assets	257	512
Total liabilities	284,795	251,056
Consolidated liabilities, Other short-term borrowings	21,343	65,965
Consolidated liabilities, Long-term debt	195,987	163,833
Consolidated liabilities, All other liabilities	67,465	21,258
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	10,358,628	10,956,261
Consolidated assets, Interest-earning deposits in other banks	996
Consolidated assets, Loans	10,339,273	10,933,580
Consolidated assets, All other assets	18,359	22,681
Total liabilities	10,367,099	10,924,830
Consolidated liabilities, Other short-term borrowings	31,000	16,008
Consolidated liabilities, Long-term debt	9,839,204	10,077,839
Consolidated liabilities, All other liabilities	496,895	830,983
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets	9,029,390	7,527,539
Consolidated assets, Interest-earning deposits in other banks		654
Consolidated assets, Trading account assets	623,466	336,546
Consolidated assets, Investment securities	1,071,708	745,846
Consolidated assets, Loans	7,334,215	6,441,864
Consolidated assets, All other assets	1	2,629
Total liabilities	9,029,272	7,522,190
Consolidated liabilities, Deposits	7,826,959	6,743,261
Consolidated liabilities, All other liabilities	1,202,313	778,929
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Other [Member]
Variable Interest Entity [Line Items]
Total assets	43,320	31,295
Consolidated assets, Cash and due from banks	323	350
Consolidated assets, Interest-earning deposits in other banks	3,826	2,055
Consolidated assets, Trading account assets	17,108
Consolidated assets, Loans	4,660	6,885
Consolidated assets, All other assets	17,403	22,005
Total liabilities	39,141	27,302
Consolidated liabilities, Other short-term borrowings	3,433	5,989
Consolidated liabilities, Long-term debt	18,315	1,321
Consolidated liabilities, All other liabilities	17,393	19,992
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets	(8,121,094)	(6,877,849)
Consolidated assets, Cash and due from banks	(110,243)	(103,615)
Consolidated assets, Interest-earning deposits in other banks	(31,690)	(23,427)
Consolidated assets, Trading account assets	(5,892)	(10,592)
Consolidated assets, Investment securities	(519,561)	(289,567)
Consolidated assets, Loans	(7,430,166)	(6,429,880)
Consolidated assets, All other assets	(23,542)	(20,768)
Total liabilities	(14,679,458)	(15,045,398)
Consolidated liabilities, Deposits		(703)
Consolidated liabilities, Other short-term borrowings	(2,422,978)	(2,526,893)
Consolidated liabilities, Long-term debt	(11,144,547)	(11,374,581)
Consolidated liabilities, All other liabilities	(1,111,933)	(1,143,221)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities	(10,547,483)	(9,465,320)
Consolidated liabilities, Deposits	(7,826,959)	(6,742,558)
Consolidated liabilities, Other short-term borrowings	(1,657,447)	(1,857,923)
Consolidated liabilities, Long-term debt	(3,043)	(1)
Consolidated liabilities, All other liabilities	¥ (1,060,034)	¥ (864,838)